PROJECT ASSETS AND DEFERRED PROJECT COSTS	12 Months Ended
Dec. 31, 2017
PROJECT ASSETS, CONTRACT COSTS AND DEFERRED PROJECT COSTS [Abstract]
PROJECT ASSETS, CONTRACT COSTS AND DEFERRED PROJECT COSTS
6. PROJECT ASSETS AND DEFERRED PROJECT COSTS

Project assets and deferred project costs consisted of the following at December 31, 2016 and 2017, respectively:

	At December 31,
	2016	2017
Project assets - Module cost	$6,822,294	$16,369,965
Project assets - Development	42,615,862	61,259,796
Project assets - Others	5,449,251	6,407,213
Total project assets	54,887,407	84,036,974

Current portion	48,177,416	76,556,400
Non-current portion	6,709,991	7,480,574

Total deferred project costs	16,374,899	17,957,041

Current portion	-	17,957,041
Non-current portion	16,374,899	-

Total project assets and deferred project costs	$71,262,306	$101,994,015